Loans and borrowings (Details 5) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		₨ 46,705		₨ 20,020
Recognition of lease liabilities during the year		9,709		2,576
Payment of principal portion of lease liabilities		(1,263)		(1,294)
Borrowings made during the year		119,829		80,646
Borrowings repaid during the year		(99,573)		(56,156)
Effect of changes in foreign exchange rates		1,934		913
Closing balance		77,341		46,705
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	[1]	8,721		7,297
Recognition of lease liabilities during the year	[1]	9,709		2,576
Payment of principal portion of lease liabilities	[1]	(1,263)		(1,294)
Borrowings made during the year	[1]	0		0
Borrowings repaid during the year	[1]	(1)		0
Effect of changes in foreign exchange rates	[1]	1,040		142
Closing balance	[1]	18,206		8,721
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance		37,984	[2]	12,723
Recognition of lease liabilities during the year		0	[2]	0
Payment of principal portion of lease liabilities		0	[2]	0
Borrowings made during the year		119,829	[2]	80,646
Borrowings repaid during the year		(99,572)	[2]	(56,156)
Effect of changes in foreign exchange rates		894	[2]	771
Closing balance	[2]	₨ 59,135		₨ 37,984

[1]	Includes current portion.
[2]	Does not include movement in bank overdraft.